Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Core Balanced ETF
Entity Central Index Key	0001970533
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Capital Group Core Balanced ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Balanced ETF
Class Name	Capital Group Core Balanced ETF
Trading Symbol	CGBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Balanced ETF (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGBL	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 15.41% on a net asset value (NAV) basis and 15.32% on a market price basis for the year ended December 31, 2025. These results compare with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
Global equity markets delivered robust returns over the fund’s fiscal year, supported by a weaker U.S. dollar and strong earnings across key regions. U.S. stocks recorded strong gains, recovering from early 2025 volatility and driving the S&P 500 Index to all-time highs. Developed markets in Europe and Japan gained from accommodative policy changes. Emerging markets equities also delivered positive returns, with stocks in China and Taiwan being among the most impactful.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, materials and industrials sectors. Conversely, investments in financials and utilities companies modestly dragged on returns. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio.
Fixed income returns lagged equities but brought diversification to the portfolio and helped pursue capital preservation and income. Securitized debt and corporate bonds were the top contributors, accounting for more than half of the fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Core Balanced ETF (at NAV) 2	15.41%	19.14%
S&P 500 Index 3	17.88%	24.83%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	17.39%
Bloomberg U.S. Aggregate Index 3	7.30%	6.72%
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,417,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,417
Total number of portfolio holdings	73
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.